UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Core Equity Fund

5/31/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace – 2.7%
Goodrich Corp.	49,080	$3,406,142
Honeywell International, Inc.	93,140	3,983,598
Lockheed Martin Corp.	49,170	3,929,666
Precision Castparts Corp.	26,630	3,107,721
United Technologies Corp.	99,200	6,684,096

		$21,111,223

Airlines – 0.3%
Copa Holdings S.A., “A”	28,120	$1,434,120
UAL Corp. (a)	40,060	801,601

		$2,235,721

Alcoholic Beverages – 0.3%
Boston Beer Co., Inc., “A” (a)	39,810	$2,629,451

Apparel Manufacturers – 0.8%
NIKE, Inc., “B”	79,700	$5,768,686

Biotechnology – 1.7%
Amgen, Inc. (a)	177,730	$9,202,859
Gilead Sciences, Inc. (a)	105,310	3,782,735

		$12,985,594

Broadcasting – 1.8%
CBS Corp., “B”	157,740	$2,296,694
Discovery Communications, Inc., “A” (a)	44,630	1,680,766
Walt Disney Co.	295,110	9,862,576

		$13,840,036

Brokerage & Asset Managers – 1.5%
Affiliated Managers Group, Inc. (a)	22,924	$1,642,505
Charles Schwab Corp.	74,710	1,220,761
CME Group, Inc.	8,220	2,602,863
Franklin Resources, Inc.	21,440	2,103,050
GFI Group, Inc.	434,310	2,627,576
LaBranche & Co., Inc. (a)	35,900	152,575
TradeStation Group, Inc. (a)	166,870	1,186,446

		$11,535,776

Business Services – 1.9%
Accenture Ltd., “A”	85,720	$3,216,214
Dun & Bradstreet Corp.	35,530	2,593,335
MasterCard, Inc., “A”	21,320	4,301,736
Verisk Analytics, Inc., “A” (a)	101,950	3,083,988
Western Union Co.	94,400	1,506,624

		$14,701,897

Cable TV – 1.3%
Comcast Corp., “Special A”	120,140	$2,068,811
DIRECTV Group, Inc., “A” (a)	147,090	5,543,822
Time Warner Cable, Inc.	42,126	2,305,556

		$9,918,189

Chemicals – 2.3%
Celanese Corp.	125,130	$3,587,477
Ecolab, Inc.	109,330	5,163,656
Monsanto Co.	168,300	8,561,421

		$17,312,554

Computer Software – 3.6%
Adobe Systems, Inc. (a)	252,470	$8,099,238
MicroStrategy, Inc., “A” (a)	110,440	8,510,506

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Oracle Corp.	419,440	$9,466,761
Salesforce.com, Inc. (a)	21,640	1,872,509

		$27,949,014

Computer Software - Systems – 5.8%
Apple, Inc. (a)	83,750	$21,537,150
Dell, Inc. (a)	590,230	7,867,766
EMC Corp. (a)	180,520	3,361,282
Hewlett-Packard Co.	191,420	8,807,234
NICE Systems Ltd., ADR (a)	89,700	2,674,854

		$44,248,286

Conglomerates – 0.2%
Textron, Inc.	77,800	$1,608,126

Construction – 0.7%
Martin Marietta Materials, Inc.	13,650	$1,272,590
NVR, Inc. (a)	2,270	1,555,586
Sherwin-Williams Co.	33,670	2,580,132

		$5,408,308

Consumer Products – 2.4%
Avon Products, Inc.	103,800	$2,749,662
Procter & Gamble Co.	255,070	15,582,226

		$18,331,888

Consumer Services – 0.4%
Apollo Group, Inc., “A” (a)	20,620	$1,096,159
DeVry, Inc.	28,390	1,632,141

		$2,728,300

Containers – 0.2%
Crown Holdings, Inc. (a)	71,250	$1,675,088

Electrical Equipment – 2.1%
AMETEK, Inc.	78,970	$3,206,182
Danaher Corp.	125,640	9,973,303
Sensata Technologies Holding B.V. (a)	198,900	3,307,707

		$16,487,192

Electronics – 4.5%
Altera Corp.	163,400	$3,851,338
Broadcom Corp., “A”	110,480	3,813,770
First Solar, Inc. (a)(l)	37,050	4,162,938
Hittite Microwave Corp. (a)	27,120	1,240,198
Intel Corp.	506,620	10,851,800
Linear Technology Corp.	156,330	4,370,987
Microchip Technology, Inc.	181,660	5,059,231
PMC-Sierra, Inc. (a)	99,840	808,704
Silicon Laboratories, Inc. (a)	16,120	732,332

		$34,891,298

Energy - Independent – 3.5%
Alpha Natural Resources, Inc. (a)	24,330	$933,542
Anadarko Petroleum Corp.	58,530	3,062,875
Apache Corp.	69,050	6,182,737
CONSOL Energy, Inc.	19,810	722,669
Denbury Resources, Inc. (a)	88,150	1,450,068
Massey Energy Co.	27,590	913,781
Nexen, Inc.	155,440	3,485,867
Noble Energy, Inc.	45,610	2,713,339

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Occidental Petroleum Corp.	79,060	$6,523,241
Walter Energy, Inc.	9,780	775,847

		$26,763,966

Energy - Integrated – 4.1%
Chevron Corp.	192,180	$14,196,337
Exxon Mobil Corp. (s)	233,322	14,106,648
Hess Corp.	64,700	3,442,040

		$31,745,025

Engineering - Construction – 1.3%
Fluor Corp.	172,170	$8,078,216
North American Energy Partners, Inc. (a)	216,200	2,107,950

		$10,186,166

Food & Beverages – 3.9%
Dr Pepper Snapple Group, Inc.	120,280	$4,553,801
General Mills, Inc.	80,250	5,716,208
Kellogg Co.	107,520	5,744,794
Kraft Foods, Inc., “A”	106,270	3,039,322
PepsiCo, Inc. (s)	172,829	10,869,216

		$29,923,341

Food & Drug Stores – 1.0%
Walgreen Co.	153,660	$4,923,266
Whole Foods Market, Inc. (a)	73,750	2,981,713

		$7,904,979

Gaming & Lodging – 0.8%
International Game Technology	63,980	$1,252,089
Las Vegas Sands Corp. (a)	74,810	1,756,539
Royal Caribbean Cruises Ltd. (a)	60,320	1,749,280
Starwood Hotels & Resorts Worldwide, Inc.	25,020	1,157,175

		$5,915,083

General Merchandise – 2.7%
Dollar General Corp. (a)	101,120	$3,056,858
Kohl’s Corp. (a)	54,730	2,777,548
Target Corp.	153,650	8,378,535
Wal-Mart Stores, Inc.	129,610	6,553,082

		$20,766,023

Health Maintenance Organizations – 0.6%
Aetna, Inc.	47,770	$1,392,973
WellPoint, Inc. (a)	57,740	2,962,062

		$4,355,035

Insurance – 3.0%
ACE Ltd.	100,580	$4,944,513
Aflac, Inc.	71,430	3,164,349
Allied World Assurance Co. Holdings Ltd.	107,720	4,837,705
Chubb Corp.	98,470	4,947,133
MetLife, Inc.	47,810	1,935,827
Prudential Financial, Inc.	57,410	3,313,131

		$23,142,658

Internet – 1.5%
Google, Inc., “A” (a)	23,980	$11,634,616

Leisure & Toys – 0.6%
Hasbro, Inc.	107,310	$4,308,497

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 0.3%
Bucyrus International, Inc.	44,680	$2,393,061

Major Banks – 6.7%
Bank of America Corp.	898,640	$14,144,594
Bank of New York Mellon Corp.	141,488	3,848,474
Goldman Sachs Group, Inc.	55,060	7,942,956
JPMorgan Chase & Co. (s)	377,890	14,956,886
KeyCorp	459,670	3,686,553
State Street Corp.	77,470	2,957,030
SunTrust Banks, Inc.	161,320	4,347,574

		$51,884,067

Medical & Health Technology & Services – 1.6%
DaVita, Inc. (a)	55,160	$3,498,799
Express Scripts, Inc. (a)	29,890	3,006,934
Medco Health Solutions, Inc. (a)	15,460	891,269
Patterson Cos., Inc.	80,490	2,391,358
VCA Antech, Inc. (a)	88,160	2,297,450

		$12,085,810

Medical Equipment – 3.1%
Becton, Dickinson & Co.	54,460	$3,882,998
Medtronic, Inc.	129,770	5,084,389
NxStage Medical, Inc. (a)	36,357	508,634
NxStage Medical, Inc. (a)	342,400	4,790,176
St. Jude Medical, Inc. (a)	113,660	4,244,064
Thermo Fisher Scientific, Inc. (a)	74,970	3,902,938
Waters Corp. (a)	22,440	1,535,794

		$23,948,993

Metals & Mining – 0.6%
Cliffs Natural Resources, Inc.	23,000	$1,284,780
Steel Dynamics, Inc.	18,390	269,781
United States Steel Corp.	59,620	2,814,660

		$4,369,221

Natural Gas - Distribution – 0.3%
EQT Corp.	53,760	$2,106,854

Natural Gas - Pipeline – 0.4%
Niska Gas Storage Partners LLC (a)	43,300	$816,205
Williams Cos., Inc.	119,700	2,364,075

		$3,180,280

Network & Telecom – 2.0%
Cisco Systems, Inc. (a)	507,710	$11,758,564
Juniper Networks, Inc. (a)	121,700	3,239,654

		$14,998,218

Oil Services – 1.8%
Halliburton Co.	245,820	$6,103,711
National Oilwell Varco, Inc.	76,070	2,900,549
Schlumberger Ltd.	80,510	4,520,637

		$13,524,897

Other Banks & Diversified Financials – 1.9%
American Express Co.	65,590	$2,615,073
Associated Banc-Corp.	229,090	3,076,679
Cathay General Bancorp, Inc.	203,020	2,237,280
Euro Dekania Ltd. (a)(z)	580,280	1,029,347
Marshall & Ilsley Corp.	276,400	2,252,660

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Ocwen Financial Corp. (a)	164,670	$2,002,387
Sterling Bancshares, Inc.	333,150	1,782,353

		$14,995,779

Pharmaceuticals – 5.4%
Abbott Laboratories	271,930	$12,932,991
Inverness Medical Innovations, Inc. (a)	46,700	1,625,627
Johnson & Johnson	311,380	18,153,454
Pfizer, Inc.	255,456	3,890,595
Teva Pharmaceutical Industries Ltd., ADR	82,930	4,546,223

		$41,148,890

Precious Metals & Minerals – 0.4%
Goldcorp, Inc.	16,180	$697,196
Teck Resources Ltd., “B”	73,230	2,553,511

		$3,250,707

Printing & Publishing – 0.3%
Moody’s Corp.	106,940	$2,192,270

Railroad & Shipping – 1.1%
Aegean Marine Petroleum Network, Inc.	118,370	$2,727,245
Canadian National Railway Co.	54,230	3,111,175
Union Pacific Corp.	39,410	2,815,056

		$8,653,476

Real Estate – 2.2%
Annaly Mortgage Management, Inc., REIT	256,850	$4,356,176
Entertainment Property Trust, REIT	190,120	7,783,513
Kilroy Realty Corp., REIT	83,560	2,749,124
Mack-Cali Realty Corp., REIT	68,340	2,253,853

		$17,142,666

Restaurants – 0.7%
McDonald’s Corp.	78,380	$5,241,271

Specialty Chemicals – 1.1%
Praxair, Inc.	109,840	$8,523,584

Specialty Stores – 3.0%
Abercrombie & Fitch Co., “A”	67,470	$2,417,450
Amazon.com, Inc. (a)	41,510	5,207,845
Dick’s Sporting Goods, Inc. (a)	55,600	1,585,156
Home Depot, Inc.	223,680	7,573,805
Limited Brands, Inc.	140,130	3,483,632
Staples, Inc.	145,750	3,136,540

		$23,404,428

Telecommunications - Wireless – 0.1%
Sprint Nextel Corp. (a)	197,340	$1,012,354

Telephone Services – 2.8%
American Tower Corp., “A” (a)	125,920	$5,103,538
AT&T, Inc.	448,090	10,888,587
Qwest Communications International, Inc.	1,020,300	5,346,372

		$21,338,497

Tobacco – 1.7%
Philip Morris International, Inc.	229,780	$10,137,894
Reynolds American, Inc.	53,700	2,799,918

		$12,937,812

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 1.1%
Expeditors International of Washington, Inc.	141,000	$5,384,790
Werner Enterprises, Inc.	141,400	3,187,156

		$8,571,946

Utilities - Electric Power – 3.1%
American Electric Power Co., Inc.	128,990	$4,122,520
Calpine Corp. (a)	102,270	1,401,099
CenterPoint Energy, Inc.	107,630	1,465,921
CMS Energy Corp.	217,837	3,197,847
Dominion Resources, Inc.	64,190	2,500,842
PG&E Corp.	97,990	4,066,585
PPL Corp.	74,250	1,916,393
Public Service Enterprise Group, Inc.	58,692	1,797,736
Wisconsin Energy Corp.	71,240	3,490,760

		$23,959,703

Total Common Stocks		$762,876,800

Convertible Preferred Stocks – 0.3%
Other Banks & Diversified Financials – 0.3%
Citigroup, Inc., 7.5%	20,000	$2,392,800

Money Market Funds (v) – 0.4%
MFS Institutional Money Market Portfolio, 0.24%, at Net Asset Value	2,841,010	$2,841,010

Collateral for Securities Loaned – 0.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	3,285,813	$3,285,813

Total Investments		$771,396,423

Securities Sold Short – (0.5)%
Electronics – (0.5)%
Xilinx, Inc.	(154,200)	$(3,770,190)
Other Assets, Less Liabilities – (0.3)%		(2,199,654)

Net Assets – 100.0%		$769,196,769

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At May 31, 2010, the value of securities pledged amounted to $2,129,472.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Current Market Value
Euro Dekania Ltd.	3/08/07 - 6/25/07	$8,173,430	$1,029,347

% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Core Equity Fund

Supplemental Information (Unaudited) 5/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$732,804,229	$4,790,176	$—	$737,594,405
Canada	11,955,699	—	—	11,955,699
Israel	7,221,077	—	—	7,221,077
Netherlands	3,307,707	—	—	3,307,707
Greece	2,727,245	—	—	2,727,245
Panama	1,434,120	—	—	1,434,120
United Kingdom	—	—	1,029,347	1,029,347
Mutual Funds	6,126,823	—	—	6,126,823

Total Investments	$765,576,900	$4,790,176	$1,029,347	$771,396,423

Short Sales	$(3,770,190)	$—	$—	$(3,770,190)

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Core Equity Fund

Supplemental Information (Unaudited) 5/31/10 - continued

(1) Investment Valuations- continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/09	$1,218,717
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(189,370)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 5/31/10	$1,029,347

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at May 31, 2010 is $(189,370).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$790,957,417

Gross unrealized appreciation	$56,908,586
Gross unrealized depreciation	(76,469,580)

Net unrealized appreciation (depreciation)	$(19,560,994)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,482,922	89,540,757	(89,182,669)	2,841,010

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,123	$2,841,010

MFS® Core Growth Fund

5/31/10
Quarterly portfolio holdings

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 96.9%
Aerospace – 4.5%
Boeing Co.	45,100	$2,894,520
Goodrich Corp.	255,700	17,745,580
Honeywell International, Inc.	224,800	9,614,696
Precision Castparts Corp.	127,000	14,820,900
United Technologies Corp.	329,130	22,176,779

		$67,252,475

Alcoholic Beverages – 0.9%
Heineken N.V.	300,700	$12,959,948

Apparel Manufacturers – 1.3%
NIKE, Inc., “B”	270,870	$19,605,571

Biotechnology – 2.9%
Alexion Pharmaceuticals, Inc. (a)	134,100	$6,709,023
Celgene Corp. (a)	217,240	11,461,582
Genzyme Corp. (a)	402,140	19,564,111
Gilead Sciences, Inc. (a)	82,860	2,976,331
Human Genome Sciences, Inc. (a)	125,300	3,102,428

		$43,813,475

Broadcasting – 1.8%
Discovery Communications, Inc., “A” (a)	356,700	$13,433,322
Walt Disney Co.	401,730	13,425,817

		$26,859,139

Brokerage & Asset Managers – 2.6%
Affiliated Managers Group, Inc. (a)	183,840	$13,172,136
Charles Schwab Corp.	274,970	4,493,010
CME Group, Inc.	25,553	8,091,357
Franklin Resources, Inc.	23,100	2,265,879
IntercontinentalExchange, Inc. (a)	99,200	11,520,096

		$39,542,478

Business Services – 3.5%
Accenture Ltd., “A”	441,200	$16,553,824
Cognizant Technology Solutions Corp., “A” (a)	172,800	8,646,912
MasterCard, Inc., “A”	55,970	11,293,067
Visa, Inc., “A”	224,580	16,273,067

		$52,766,870

Cable TV – 2.4%
DIRECTV Group, Inc., “A” (a)	659,700	$24,864,093
Time Warner Cable, Inc.	207,200	11,340,056

		$36,204,149

Chemicals – 2.1%
3M Co.	94,210	$7,471,795
Ecolab, Inc.	316,400	14,943,572
Monsanto Co.	183,140	9,316,332

		$31,731,699

Computer Software – 6.8%
Adobe Systems, Inc. (a)	285,950	$9,173,276
Autodesk, Inc. (a)	433,400	12,681,284
Intuit, Inc. (a)	409,300	14,628,382
Microsoft Corp.	569,530	14,693,874
Oracle Corp.	1,257,816	28,388,907
Salesforce.com, Inc. (a)	94,600	8,185,738
VeriSign, Inc. (a)	525,500	14,666,705

		$102,418,166

1

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 10.4%
Apple, Inc. (a)	315,640	$81,169,982
EMC Corp. (a)	1,507,250	28,064,995
Hewlett-Packard Co.	414,940	19,091,389
International Business Machines Corp.	198,850	24,907,951
NetApp, Inc. (a)	92,600	3,489,168

		$156,723,485

Conglomerates – 0.3%
Textron, Inc.	220,500	$4,557,735

Construction – 1.2%
Sherwin-Williams Co.	143,400	$10,988,742
Stanley Black & Decker, Inc.	122,800	6,851,012

		$17,839,754

Consumer Products – 2.0%
Avon Products, Inc.	170,700	$4,521,843
Church & Dwight Co., Inc.	61,000	4,014,410
Colgate-Palmolive Co.	86,050	6,719,645
Procter & Gamble Co.	235,500	14,386,695

		$29,642,593

Consumer Services – 0.7%
DeVry, Inc.	181,200	$10,417,188

Electrical Equipment – 1.7%
Danaher Corp.	331,310	$26,299,388

Electronics – 2.5%
Broadcom Corp., “A”	379,700	$13,107,244
Cree, Inc. (a)	45,700	3,033,109
Intel Corp.	641,260	13,735,789
Microchip Technology, Inc.	279,900	7,795,215

		$37,671,357

Energy - Independent – 1.9%
Apache Corp.	152,700	$13,672,758
EOG Resources, Inc.	69,300	7,265,412
Southwestern Energy Co. (a)	204,300	7,683,723

		$28,621,893

Engineering - Construction – 0.6%
Fluor Corp.	201,800	$9,468,456

Food & Beverages – 4.9%
Coca-Cola Co.	297,440	$15,288,416
Dr Pepper Snapple Group, Inc.	350,300	13,262,358
Kellogg Co.	132,500	7,079,475
Kraft Foods, Inc., “A”	316,700	9,057,620
Mead Johnson Nutrition Co., “A”	216,500	10,677,780
PepsiCo, Inc.	285,860	17,977,735

		$73,343,384

Food & Drug Stores – 0.5%
Walgreen Co.	233,300	$7,474,932

Gaming & Lodging – 2.1%
Carnival Corp.	169,400	$6,137,362
International Game Technology	383,330	7,501,768
Las Vegas Sands Corp. (a)	412,000	9,673,760
Marriott International, Inc., “A”	207,700	6,947,565
Royal Caribbean Cruises Ltd. (a)	53,700	1,557,300

		$31,817,755

2

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 2.8%
Kohl’s Corp. (a)	321,400	$16,311,050
Target Corp.	380,340	20,739,940
Wal-Mart Stores, Inc.	89,410	4,520,570

		$41,571,560

Internet – 3.5%
Baidu, Inc., ADR (a)	55,000	$4,026,550
eBay, Inc. (a)	208,200	4,457,562
Google, Inc., “A” (a)	87,935	42,664,303
Yahoo!, Inc. (a)	146,800	2,251,912

		$53,400,327

Leisure & Toys – 0.9%
Hasbro, Inc.	321,400	$12,904,210

Machinery & Tools – 1.6%
Bucyrus International, Inc.	135,300	$7,246,668
Cummins, Inc.	180,600	12,277,188
Flowserve Corp.	50,200	4,774,020

		$24,297,876

Major Banks – 2.3%
Bank of America Corp.	435,200	$6,850,048
Bank of New York Mellon Corp.	82,100	2,233,120
Goldman Sachs Group, Inc.	31,290	4,513,895
JPMorgan Chase & Co.	233,040	9,223,723
Morgan Stanley	286,900	7,777,859
Wells Fargo & Co.	156,700	4,495,723

		$35,094,368

Medical & Health Technology & Services – 3.5%
Express Scripts, Inc. (a)	208,790	$21,004,274
Henry Schein, Inc. (a)	93,400	5,268,694
Lincare Holdings, Inc. (a)	312,500	14,631,250
Patterson Cos., Inc.	392,700	11,667,117

		$52,571,335

Medical Equipment – 3.2%
Medtronic, Inc.	369,060	$14,459,771
St. Jude Medical, Inc. (a)	251,620	9,395,491
Thermo Fisher Scientific, Inc. (a)	474,330	24,693,620

		$48,548,882

Network & Telecom – 4.2%
Cisco Systems, Inc. (a)	1,556,840	$36,056,414
Juniper Networks, Inc. (a)	435,900	11,603,658
QUALCOMM, Inc.	427,040	15,185,542

		$62,845,614

Oil Services – 2.2%
Halliburton Co.	230,200	$5,715,866
Schlumberger Ltd.	486,800	27,333,820

		$33,049,686

Other Banks & Diversified Financials – 1.2%
American Express Co.	292,700	$11,669,949
Discover Financial Services	442,500	5,951,625

		$17,621,574

Pharmaceuticals – 3.9%
Abbott Laboratories	352,560	$16,767,754
Allergan, Inc.	270,020	16,252,504

3

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Johnson & Johnson	224,700	$13,100,010
Teva Pharmaceutical Industries Ltd., ADR	235,510	12,910,658

		$59,030,926

Railroad & Shipping – 1.6%
CSX Corp.	172,900	$9,034,025
Union Pacific Corp.	220,590	15,756,744

		$24,790,769

Restaurants – 2.4%
Darden Restaurants, Inc.	122,800	$5,268,120
McDonald’s Corp.	454,740	30,408,464

		$35,676,584

Specialty Chemicals – 1.2%
Praxair, Inc.	229,060	$17,775,056

Specialty Stores – 2.2%
Abercrombie & Fitch Co., “A”	64,600	$2,314,618
Amazon.com, Inc. (a)	84,790	10,637,753
Limited Brands, Inc.	182,200	4,529,492
PetSmart, Inc.	94,700	3,007,672
Staples, Inc.	600,610	12,925,127

		$33,414,662

Telephone Services – 1.1%
American Tower Corp., “A” (a)	411,690	$16,685,796

Tobacco – 0.6%
Philip Morris International, Inc.	198,320	$8,749,878

Trucking – 0.9%
United Parcel Service, Inc., “B”	204,000	$12,803,040

Total Common Stocks		$1,457,864,033

Money Market Funds (v) – 4.7%
MFS Institutional Money Market Portfolio, 0.24%, at Net Asset Value	71,200,465	$71,200,465

Collateral for Securities Loaned – 0.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	1,215,019	$1,215,019

Total Investments		$1,530,279,517

Other Assets, Less Liabilities – (1.7)%		(25,313,850)

Net Assets – 100.0%		$1,504,965,667

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Core Growth Fund

Supplemental Information (Unaudited) 5/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,457,864,033	$—	$—	$1,457,864,033
Mutual Funds	72,415,484	—	—	72,415,484

Total Investments	$1,530,279,517	$—	$—	$1,530,279,517

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,663,561,421

Gross unrealized appreciation	$51,083,792
Gross unrealized depreciation	(184,365,696)

Net unrealized appreciation (depreciation)	$(133,281,904)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

MFS Core Growth Fund

Supplemental Information (Unaudited) 5/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount

MFS Institutional Money Market Portfolio	76,236,576	643,454,845	(648,490,956)	71,200,465

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$66,517	$71,200,465

6

MFS® Cash Reserve Fund

5/31/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Cash Reserve Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10

Issuer	Shares/Par	Value ($)
Certificates of Deposit – 10.7%
Major Banks – 6.9%
Abbey National Treasury Services PLC (US Branch), 0.23%, due 6/25/10	$7,702,000	$7,702,000
Abbey National Treasury Services PLC (US Branch), 0.39%, due 7/20/10	7,870,000	7,870,000
Credit Suisse, New York, 0.82%, due 8/02/10	2,800,000	2,800,002
Credit Suisse, New York, 0.88%, due 8/02/10	16,400,000	16,400,000
Royal Bank of Canada/New York Branch, 0.34%, due 8/09/10	1,500,000	1,500,000

		$36,272,002

Other Banks & Diversified Financials – 3.8%
Nordea Bank Finland PLC (New York), 0.83%, due 7/15/10	$7,200,000	$7,200,000
Nordea Bank Finland PLC (New York), 0.83%, due 7/15/10	12,600,000	12,600,000

		$19,800,000

Total Certificates of Deposit, at Amortized Cost and Value		$56,072,002

Commercial Paper (y) – 48.5%
Computer Software - Systems – 3.0%
International Business Machines Corp., 0.2%, due 6/03/10 (t)	$15,719,000	$15,718,825

Conglomerates – 2.6%
United Technologies, 0.19%, due 6/02/10 (t)	$13,372,000	$13,371,929

Electronics – 1.8%
Emerson Electric Co., 0.25%, due 7/27/10 (t)	$9,500,000	$9,496,306

Financial Institutions – 2.0%
General Electric Capital Corp., 0.23%, due 6/10/10	$10,480,000	$10,479,397

Food & Beverages – 5.4%
Coca-Cola Co., 0.2%, due 6/18/10 (t)	$7,049,000	$7,048,334
Coca-Cola Co., 0.25%, due 7/19/10 (t)	8,419,000	8,416,194
Nestle Capital Corp., 0.36%, due 8/17/10 (t)	13,000,000	12,989,990

		$28,454,518

Major Banks – 13.3%
Abbey National Treasury Services PLC (US Branch), 0.21%, due 6/01/10	$149,000	$149,000
ANZ National (International) Ltd., 0.84%, due 6/25/10	14,560,000	14,551,846
Bank of America Corp., 0.22%, due 6/01/10	15,724,000	15,724,000
BNP Paribas/New York Branch, 0.22%, due 6/01/10	377,000	377,000
BNP Paribas/New York Branch, 0.35%, due 8/26/10	15,360,000	15,347,157
Goldman Sachs Group, Inc., 0.31%, due 6/21/10	8,102,000	8,100,605
JPMorgan Chase & Co., 0.23%, due 6/18/10	10,693,000	10,691,839
JPMorgan Chase & Co., 0.26%, due 9/16/10	4,777,000	4,773,308

		$69,714,755

Other Banks & Diversified Financials – 14.8%
Bank of Nova Scotia, 0.36%, due 8/09/10	$15,520,000	$15,509,291
Citigroup Funding, Inc., 0.47%, due 7/26/10	15,735,000	15,723,701
HSBC USA, Inc., 0.21%, due 6/04/10	15,300,000	15,299,732
Rabobank USA Financial Corp., 0.275%, due 7/29/10	15,370,000	15,363,190
UBS Finance Delaware LLC, 0.22%, due 6/03/10	377,000	376,995
UBS Finance Delaware LLC, 0.25%, due 6/02/10	15,364,000	15,363,893

		$77,636,802

Pharmaceuticals – 1.9%
Abbott Laboratories, 0.18%, due 6/07/10 (t)	$9,974,000	$9,973,701

Retailers – 1.6%
Wal-Mart Stores, Inc., 0.2%, due 6/03/10 (t)	$8,133,000	$8,132,910

Tobacco – 2.1%
Philip Morris International, Inc., 0.25%, due 7/29/10 (t)	$10,930,000	$10,925,598

Total Commercial Paper, at Cost and Value		$253,904,741

1

MFS Cash Reserve Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 17.9%
Fannie Mae, 0.22%, due 8/25/10	$16,100,000	$16,091,637
Fannie Mae, 0.25%, due 9/01/10	16,000,000	15,989,778
Fannie Mae, 0.26%, due 9/01/10	15,000,000	14,990,033
Farmer Mac, 0.165%, due 6/10/10	8,500,000	8,499,649
Federal Home Loan Bank, 0.19%, due 8/11/10	5,700,000	5,697,864
Freddie Mac, 0.25%, due 9/02/10	16,000,000	15,989,667
Freddie Mac, 0.23%, due 9/01/10	16,200,000	16,190,478

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$93,449,106

Floating Rate Demand Notes – 3.1%
Industrial Revenue - Other – 3.1%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.22%, due 6/01/10	$9,700,000	$9,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.22%, due 6/01/10	5,300,000	5,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.23%, due 6/01/10	1,300,000	1,300,000

Total Floating Rate Demand Notes, at Cost and Value		$16,300,000

Repurchase Agreements – 20.0%
Bank of America Corp., 0.19%, dated 5/28/10, due 6/01/10, total to be received $52,413,106 (secured by U.S. Treasury and Federal Agency obligations valued at $53,460,346 in a jointly traded account)	$52,412,000	$52,412,000
Goldman Sachs, 0.19%, dated 5/28/10, due 6/01/10, total to be received $52,413,106 (secured by various U.S. Treasury and Federal Agency obligations valued at $53,460,357 in a jointly traded account)	52,412,000	52,412,000

Total Repurchase Agreements, at Cost and Value		$104,824,000

Total Investments, at Amortized Cost and Value		$524,549,849

Other Assets, Less Liabilities – (0.2)%		(862,756)

Net Assets – 100.0%		$523,687,093

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Cash Reserves Fund

Supplemental Information (Unaudited) 5/31/10

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$524,549,849	$—	$524,549,849

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS® New Discovery Fund

5/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Apparel Manufacturers – 0.3%
Stella International Holdings	1,231,000	$2,380,926

Biotechnology – 2.2%
Alimera Sciences, Inc. (a)	108,500	$948,290
Gen-Probe, Inc. (a)	226,910	9,974,964
Human Genome Sciences, Inc. (a)	214,260	5,305,078

		$16,228,332

Brokerage & Asset Managers – 0.4%
Stifel Financial Corp. (a)	41,500	$2,102,805
Thomas Weisel Partners Group (a)	170,378	1,168,793

		$3,271,598

Business Services – 5.9%
Concur Technologies, Inc. (a)	172,980	$7,317,054
Constant Contact, Inc. (a)	344,730	7,397,906
CoStar Group, Inc. (a)	268,010	10,926,768
IFM Investments Ltd., ADR (a)	177,420	935,003
Redecard S.A.	240,500	3,631,434
Ultimate Software Group, Inc. (a)	170,720	5,840,331
Verisk Analytics, Inc., “A” (a)	240,540	7,276,335

		$43,324,831

Chemicals – 0.8%
Intrepid Potash, Inc. (a)	223,270	$5,505,838

Computer Software – 8.5%
ArcSight, Inc. (a)	264,190	$5,722,355
Ariba, Inc. (a)	401,010	6,035,201
Autonomy Corp. PLC (a)	380,700	9,689,640
Blackboard, Inc. (a)	280,540	11,232,822
Nuance Communications, Inc. (a)	453,789	7,730,296
Salesforce.com, Inc. (a)	113,520	9,822,886
SolarWinds, Inc. (a)	295,410	5,600,974
SuccessFactors, Inc. (a)	299,940	6,676,664

		$62,510,838

Computer Software - Systems – 0.6%
PROS Holdings, Inc. (a)	630,920	$4,170,381

Construction – 0.5%
NVR, Inc. (a)	5,410	$3,707,365

Consumer Products – 2.9%
Colgate-Palmolive (India) Ltd.	236,105	$3,857,680
Dabur India Ltd.	626,670	2,505,869
Hengan International Group Co. Ltd.	359,500	2,617,853
Hypermarcas S.A. (a)	260,100	3,513,224
L’Occitane International S.A. (a)	2,262,750	4,597,337
Natura Cosmeticos S.A.	187,760	3,907,264

		$20,999,227

Consumer Services – 2.7%
Anhanguera Educacional Participacoes S.A., IEU	521,400	$7,500,717
Capella Education Co. (a)	80,430	6,909,741
Strayer Education, Inc.	22,590	5,421,600

		$19,832,058

Electrical Equipment – 1.2%
Sensata Technologies Holding B.V. (a)	548,620	$9,123,551

Electronics – 6.2%
ARM Holdings PLC	1,607,570	$5,749,746

1

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
DynaVox, Inc., “A” (a)	399,370	$5,926,651
Hittite Microwave Corp. (a)	223,860	10,237,118
NetLogic Microsystems, Inc. (a)	464,610	13,366,830
Silicon Laboratories, Inc. (a)	230,000	10,448,900

		$45,729,245

Energy - Independent – 4.3%
Continental Resources, Inc. (a)	178,330	$8,410,043
EXCO Resources, Inc.	836,440	14,428,590
Ultra Petroleum Corp. (a)	189,800	8,734,596

		$31,573,229

Engineering - Construction – 1.1%
North American Energy Partners, Inc. (a)	857,472	$8,360,352

Food & Beverages – 1.7%
Green Mountain Coffee Roasters, Inc. (a)	227,410	$5,378,247
Mead Johnson Nutrition Co., “A”	147,860	7,292,455

		$12,670,702

Forest & Paper Products – 0.4%
Universal Forest Products, Inc.	70,995	$2,630,365

Gaming & Lodging – 0.5%
Morgans Hotel Group Co. (a)	510,210	$3,875,045

Health Maintenance Organizations – 0.4%
OdontoPrev S.A.	87,800	$2,670,759

Internet – 2.9%
Art Technology Group, Inc. (a)	716,190	$2,678,551
GSI Commerce, Inc. (a)	177,430	4,996,429
LogMeIn, Inc. (a)	99,790	2,540,653
Rackspace Hosting, Inc. (a)	303,600	5,343,360
TechTarget, Inc. (a)	929,690	5,633,921

		$21,192,914

Machinery & Tools – 2.6%
Bucyrus International, Inc.	221,400	$11,858,184
Douglas Dynamics, Inc. (a)	134,690	1,596,077
Jain Irrigation Systems Ltd.	233,406	5,421,473

		$18,875,734

Medical & Health Technology & Services – 12.5%
Allscripts Healthcare Solutions, Inc. (a)	189,580	$3,566,000
Brookdale Senior Living, Inc. (a)	316,470	5,566,707
Cerner Corp. (a)	43,150	3,612,087
DaVita, Inc. (a)	164,060	10,406,326
Diagnosticos da America S.A.	822,300	6,772,546
Fleury S.A. (a)	365,200	3,569,285
Healthcare Services Group, Inc.	397,360	7,990,910
IDEXX Laboratories, Inc. (a)	145,950	9,229,878
IPC The Hospitalist Co., Inc. (a)	327,907	9,597,838
Lincare Holdings, Inc. (a)	221,610	10,375,780
MedAssets, Inc. (a)	312,270	7,085,406
MEDNAX, Inc. (a)	128,200	7,249,710
MWI Veterinary Supply, Inc. (a)	149,506	7,327,289

		$92,349,762

Medical Equipment – 11.1%
AGA Medical Holdings, Inc. (a)	261,780	$3,680,627
Conceptus, Inc. (a)	269,890	4,504,464

2

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
DexCom, Inc. (a)	975,594	$10,273,005
Edwards Lifesciences Corp. (a)	143,100	7,230,843
Ev3, Inc. (a)	396,910	7,509,537
Heartware International, Inc. (a)	118,808	7,027,493
Masimo Corp.	241,620	5,349,467
NxStage Medical, Inc. (a)	733,571	10,262,658
Orthovita, Inc. (a)	1,178,000	3,657,690
ResMed, Inc. (a)	112,970	7,104,683
Thoratec Corp. (a)	219,950	9,649,207
Volcano Corp. (a)	244,140	5,417,467

		$81,667,141

Metals & Mining – 2.4%
Globe Specialty Metals, Inc. (a)	518,090	$6,046,110
Iluka Resources Ltd. (a)	2,813,580	11,362,499

		$17,408,609

Network & Telecom – 6.7%
Acme Packet, Inc. (a)	416,940	$12,220,511
Ciena Corp. (a)	378,670	5,895,892
F5 Networks, Inc. (a)	160,870	11,313,987
Fortinet, Inc. (a)	446,210	7,282,147
Polycom, Inc. (a)	193,380	5,807,201
Riverbed Technology, Inc. (a)	247,710	6,621,288

		$49,141,026

Oil Services – 3.0%
Core Laboratories N.V.	21,030	$2,859,659
Dresser-Rand Group, Inc. (a)	313,390	9,975,204
Dril-Quip, Inc. (a)	67,070	3,266,980
ShawCor Ltd., “A”	232,200	6,281,964

		$22,383,807

Other Banks & Diversified Financials – 1.5%
Cathay General Bancorp, Inc.	257,510	$2,837,760
First Interstate BancSystem, Inc.	160,340	2,525,355
Metro Bancorp, Inc. (a)	243,740	3,166,183
Sterling Bancshares, Inc.	524,900	2,808,215

		$11,337,513

Pharmaceuticals – 0.8%
Eurand N.V. (a)	300,710	$2,688,347
Genomma Lab Internacional S.A., “B” (a)	1,127,600	3,552,198

		$6,240,545

Precious Metals & Minerals – 0.9%
Stillwater Mining Co. (a)	518,120	$6,859,909

Printing & Publishing – 2.3%
MSCI, Inc., “A” (a)	306,480	$9,087,132
VistaPrint Ltd. (a)	165,140	7,710,387

		$16,797,519

Railroad & Shipping – 1.4%
Aegean Marine Petroleum Network, Inc.	452,250	$10,419,840

Real Estate – 0.8%
Brasil Brokers Participacoes	908,600	$2,943,440
Chesapeake Lodging Trust, REIT (a)	182,670	3,240,566

		$6,184,006

3

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.7%
P.F. Chang’s China Bistro, Inc.			164,890	$7,167,768
Peet’s Coffee & Tea, Inc. (a)			47,980	1,864,023
Texas Roadhouse, Inc., “A” (a)			252,960	3,693,216

				$12,725,007

Special Products & Services – 0.6%
PICO Holdings, Inc. (a)			140,710	$4,684,236

Specialty Chemicals – 0.5%
Asian Paints Ltd.			82,563	$3,714,756

Specialty Stores – 5.2%
Citi Trends, Inc. (a)			157,390	$5,363,851
hhgregg, Inc. (a)			199,100	5,974,991
Monro Muffler Brake, Inc.			148,260	5,839,961
Rue21, Inc. (a)			117,380	3,985,051
Titan Machinery, Inc. (a)			548,580	7,109,597
Urban Outfitters, Inc. (a)			99,070	3,596,241
Vitacost.Com, Inc. (a)			455,390	4,676,855
Zumiez, Inc. (a)			104,960	1,796,915

				$38,343,462

Telecommunications - Wireless – 1.0%
SBA Communications Corp. (a)			223,370	$7,377,911

Trucking – 0.8%
Werner Enterprises, Inc.			268,500	$6,051,990

Total Common Stocks				$732,320,329

	Strike Price	First Exercise
Warrants – 0.0%
Alcoholic Beverages – 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (a)(z)	$6.57	5/08/07	110,880	$520
Money Market Funds (v) – 0.6%
MFS Institutional Money Market Portfolio, 0.24%, at Net Asset Value			4,282,105	$4,282,105

Total Investments				$736,602,954

Other Assets, Less Liabilities – 0.1%				1,034,395

Net Assets – 100.0%				$737,637,349

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc. (Warrants)	4/18/07	$155,725	$520

% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS New Discovery Fund

Supplemental Information (Unaudited) 5/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$597,525,131	$520	$—	$597,525,651
Brazil	34,508,669	—	—	34,508,669
Australia	18,389,992	—	—	18,389,992
India	15,499,778	—	—	15,499,778
United Kingdom	15,439,386	—	—	15,439,386
Canada	14,642,316	—	—	14,642,316
Netherlands	11,811,898	—	—	11,811,898
Greece	10,419,840	—	—	10,419,840
Luxembourg	4,597,337	—	—	4,597,337
Other Countries	9,485,982	—	—	9,485,982
Mutual Funds	4,282,105	—	—	4,282,105

Total Investments	$736,602,434	$520	$—	$736,602,954

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS New Discovery Fund

Supplemental Information (Unaudited) 5/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$657,973,923

Gross unrealized appreciation	$99,905,260
Gross unrealized depreciation	(21,276,229)

Net unrealized appreciation (depreciation)	$78,629,031

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,462,053	205,318,203	(205,498,151)	4,282,105

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,151	$4,282,105

6

MFS® Research International Fund

5/31/10
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Alcoholic Beverages – 1.1%
Heineken N.V.	1,048,120	$45,173,198

Apparel Manufacturers – 2.1%
Li & Fung Ltd.	4,096,000	$17,780,335
LVMH Moet Hennessy Louis Vuitton S.A. (l)	635,420	67,348,329

		$85,128,664

Automotive – 1.5%
Bayerische Motoren Werke AG (l)	500,390	$23,353,391
Bridgestone Corp.	2,272,700	36,812,128

		$60,165,519

Broadcasting – 1.7%
Grupo Televisa S.A., ADR	244,000	$4,535,960
Publicis Groupe	297,340	12,455,097
WPP Group PLC	5,441,274	51,855,535

		$68,846,592

Brokerage & Asset Managers – 3.6%
Aberdeen Asset Management PLC	8,864,760	$18,158,367
BM&F Bovespa S.A.	3,305,600	22,016,158
Deutsche Boerse AG (l)	538,380	32,820,179
Hong Kong Exchanges & Clearing Ltd.	2,924,600	44,922,193
Nomura Holdings, Inc.	4,425,600	27,488,500

		$145,405,397

Business Services – 1.7%
Mitsubishi Corp.	1,887,800	$42,510,459
Nomura Research, Inc.	1,165,900	26,894,066

		$69,404,525

Chemicals – 0.6%
Monsanto Co.	392,780	$19,980,719
Nufarm Ltd.	1,120,852	5,745,541

		$25,726,260

Computer Software – 0.3%
Dassault Systemes S.A.	209,130	$12,197,328

Computer Software - Systems – 2.9%
Acer, Inc.	19,525,770	$48,921,307
Konica Minolta Holdings, Inc.	4,493,000	50,439,934
Ricoh Co. Ltd.	1,255,000	17,945,295

		$117,306,536

Conglomerates – 6.2%
Hutchison Whampoa Ltd.	6,936,000	$43,158,481
Keppel Corp. Ltd.	6,828,000	43,011,792
MAN SE	403,779	34,636,390
Siemens AG	836,270	76,094,545
Tomkins PLC	14,999,820	53,126,405

		$250,027,613

Construction – 0.7%
Geberit AG	130,032	$19,689,033
Urbi Desarrollos Urbanos S.A. de C.V. (a)	4,332,530	8,502,594

		$28,191,627

Consumer Products – 1.4%
Kimberly-Clark de Mexico S.A. de C.V., “A”	2,352,090	$12,843,829
Reckitt Benckiser Group PLC	940,500	44,336,784

		$57,180,613

1

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.4%
Legrand S.A. (l)	317,160	$9,386,477
Schneider Electric S.A.	453,913	45,750,035

		$55,136,512

Electronics – 2.0%
Samsung Electronics Co. Ltd.	53,136	$34,303,678
Taiwan Semiconductor Manufacturing Co. Ltd.	24,986,326	47,049,635

		$81,353,313

Energy - Independent – 1.5%
CNOOC Ltd.	8,093,000	$12,950,629
Cobalt International Energy, Inc. (a)	766,310	5,364,170
INPEX Corp.	4,582	28,761,635
Tullow Oil PLC	822,904	13,353,436

		$60,429,870

Energy - Integrated – 5.4%
BG Group PLC	2,357,960	$36,344,818
Exxon Mobil Corp.	653,490	39,510,005
Royal Dutch Shell PLC, “A”	3,274,170	86,711,875
Suncor Energy, Inc.	350,690	10,876,443
TOTAL S.A. (l)	959,590	44,507,217

		$217,950,358

Engineering - Construction – 0.9%
JGC Corp.	2,420,000	$38,534,102

Food & Beverages – 4.4%
Groupe Danone	1,115,652	$57,629,217
Nestle S.A.	2,674,995	121,280,327

		$178,909,544

Food & Drug Stores – 1.2%
Lawson, Inc.	1,087,900	$46,261,866
Tesco PLC	288,060	1,722,459

		$47,984,325

Insurance – 4.8%
Amlin PLC	1,454,019	$7,916,995
China Pacific Insurance Co. Ltd.	7,423,200	29,220,317
Hiscox Ltd.	3,333,998	16,375,750
ING Groep N.V. (a)	7,154,214	57,033,475
SNS REAAL Groep N.V. (a)	4,022,550	19,888,473
Swiss Reinsurance Co.	628,930	25,701,375
Zurich Financial Services Ltd.	185,810	38,070,351

		$194,206,736

Leisure & Toys – 0.3%
Sankyo Co. Ltd.	260,600	$11,267,643

Machinery & Tools – 1.1%
Beml Ltd.	551,614	$11,546,834
Glory Ltd.	1,547,400	34,658,364

		$46,205,198

Major Banks – 11.2%
Bank of China Ltd.	69,046,000	$34,405,949
Barclays PLC	7,579,260	33,593,844
BNP Paribas (l)	1,451,902	82,628,395
BOC Hong Kong Holdings Ltd.	5,725,000	12,925,807
Commonwealth Bank of Australia	1,163,080	50,373,046
Credit Suisse Group AG	1,187,230	46,122,974

2

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
HSBC Holdings PLC	11,006,181	$100,380,336
Julius Baer Group Ltd.	654,250	19,020,376
KBC Group N.V. (a)	528,145	20,701,295
Sumitomo Mitsui Financial Group, Inc.	1,789,100	53,069,271

		$453,221,293

Medical & Health Technology & Services – 1.3%
Miraca Holdings, Inc.	883,600	$26,442,548
Rhoen-Klinikum AG	1,067,160	24,610,492

		$51,053,040

Medical Equipment – 0.7%
Synthes, Inc.	264,330	$27,673,744

Metals & Mining – 2.6%
BHP Billiton PLC	2,865,280	$79,629,268
Iluka Resources Ltd. (a)	6,846,227	27,648,137

		$107,277,405

Natural Gas - Distribution – 1.3%
Tokyo Gas Co. Ltd.	11,872,000	$51,722,184

Network & Telecom – 1.2%
Ericsson, Inc., “B”	2,962,830	$30,413,250
Nokia Oyj	1,877,720	19,320,316

		$49,733,566

Oil Services – 0.8%
Noble Corp.	489,440	$14,228,021
Schlumberger Ltd.	338,150	18,987,123

		$33,215,144

Other Banks & Diversified Financials – 4.7%
Aeon Credit Service Co. Ltd.	2,412,600	$23,960,527
Banco Santander Brasil S.A., ADR	3,001,360	31,274,171
China Construction Bank	56,962,000	46,088,128
HDFC Bank Ltd., ADR	257,120	35,739,680
ICICI Bank Ltd.	1,627,933	30,487,096
ICICI Bank Ltd., ADR	199,460	7,338,133
Unione di Banche Italiane ScpA (l)	1,603,887	14,501,548

		$189,389,283

Pharmaceuticals – 5.9%
Bayer AG	696,063	$38,933,000
Roche Holding AG	683,690	93,879,821
Sanofi-Aventis (l)	1,185,510	72,065,838
Santen, Inc.	996,400	33,185,997

		$238,064,656

Precious Metals & Minerals – 1.8%
Lihir Gold Ltd.	7,572,533	$25,409,921
Teck Resources Ltd., “B”	1,404,790	48,984,661

		$74,394,582

Printing & Publishing – 0.4%
Reed Elsevier PLC	2,620,348	$18,333,110

Railroad & Shipping – 1.4%
East Japan Railway Co.	852,200	$54,989,695

Specialty Chemicals – 4.0%
Akzo Nobel N.V.	1,262,350	$64,787,943
Linde AG (l)	629,230	64,882,230

3

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
Symrise AG	1,563,720	$31,823,365

		$161,493,538

Specialty Stores – 1.8%
Esprit Holdings Ltd.	6,103,503	$35,979,501
Industria de Diseno Textil S.A.	680,480	37,990,290

		$73,969,791

Telecommunications - Wireless – 3.7%
KDDI Corp.	7,233	$32,702,288
Vivo Participacoes S.A., ADR	936,110	25,574,525
Vodafone Group PLC	44,770,540	89,853,274

		$148,130,087

Telephone Services – 2.2%
China Unicom Ltd.	14,260,000	$17,471,540
PT XL Axiata Tbk (a)	29,261,000	11,082,504
Royal KPN N.V.	3,900,160	50,749,435
Virgin Media, Inc.	639,060	10,327,210

		$89,630,689

Tobacco – 0.8%
Japan Tobacco, Inc.	9,820	$30,777,416

Trucking – 1.7%
TNT N.V.	701,114	$17,444,442
Yamato Holdings Co. Ltd.	3,870,600	52,542,466

		$69,986,908

Utilities - Electric Power – 4.3%
CEZ AS	496,640	$21,287,459
Cheung Kong Infrastructure Holdings Ltd.	2,925,000	10,574,688
CPFL Energia S.A.	578,400	11,671,215
E.ON AG	1,948,189	59,226,099
Energias de Portugal S.A.	6,281,090	19,426,903
Fortum Corp.	923,830	20,657,734
Red Electrica de Espana	492,233	19,487,313
Tractebel Energia S.A.	1,024,220	11,607,358

		$173,938,769

Total Common Stocks		$3,993,726,373

Money Market Funds (v) – 0.4%
MFS Institutional Money Market Portfolio, 0.24%, at Net Asset Value	15,706,419	$15,706,419

Collateral for Securities Loaned – 5.8%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	236,905,446	$236,905,446

Total Investments		$4,246,338,238

Other Assets, Less Liabilities – (4.8)%		(194,212,671)

Net Assets – 100.0%		$4,052,125,567

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Research International Fund

Supplemental Information (Unaudited) 5/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,993,726,373	$—	$—	$3,993,726,373
Mutual Funds	252,611,865	—	—	252,611,865

Total Investments	$4,246,338,238	$—	$—	$4,246,338,238

For further information regarding security characteristics, see the Portfolio of Investments.

Of the Level 1 investments presented above, equity investments amounting to $418,866,576 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

5

MFS Research International Fund

Supplemental Information (Unaudited) 5/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,463,866,522

Gross unrealized appreciation	$114,235,907
Gross unrealized depreciation	(331,764,191)

Net unrealized appreciation (depreciation)	$(217,528,284)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	101,861,738	846,115,325	(932,270,644)	15,706,419

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$61,457	$15,706,419

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2010, are as follows:

Japan	17.8%
United Kingdom	16.1%
France	10.0%
Switzerland	9.7%
Germany	9.6%
Netherlands	6.3%
Hong Kong	4.1%
China	3.4%
Australia	2.7%
Other Countries	20.3%

6

MFS® Technology Fund

5/31/10
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Technology Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 97.2%
Business Services – 6.2%
Accenture Ltd., “A”	108,300	$4,063,417
Cognizant Technology Solutions Corp., “A” (a)	26,450	1,323,558
MasterCard, Inc., “A”	20,420	4,120,143

		$9,507,118

Computer Software – 19.7%
Adobe Systems, Inc. (a)	62,100	$1,992,168
Akamai Technologies, Inc. (a)	44,390	1,763,171
Autodesk, Inc. (a)	76,370	2,234,586
Blue Coat Systems, Inc. (a)	109,610	2,353,327
Cadence Design Systems, Inc. (a)	415,650	2,784,855
MicroStrategy, Inc., “A” (a)	28,090	2,164,615
Oracle Corp. (s)	365,300	8,244,821
Parametric Technology Corp. (a)	157,180	2,590,326
Salesforce.com, Inc. (a)	32,930	2,849,433
VeriSign, Inc. (a)	107,730	3,006,744

		$29,984,046

Computer Software - Systems – 21.4%
3Par, Inc. (a)	246,060	$2,615,618
Apple, Inc. (a)(s)	41,990	10,798,148
Dell, Inc. (a)(s)	472,260	6,295,226
EMC Corp. (a)	296,770	5,525,857
Hewlett-Packard Co.	124,670	5,736,067
Nintendo Co. Ltd.	5,725	1,688,757

		$32,659,673

Consumer Services – 2.0%
Ctrip.com International Ltd., ADR (a)	76,870	$3,027,909

Electrical Equipment – 1.6%
Amphenol Corp., “A”	37,430	$1,587,032
Tyco Electronics Ltd.	31,300	902,066

		$2,489,098

Electronics – 19.0%
First Solar, Inc. (a)(l)	26,820	$3,013,495
Intel Corp.	370,200	7,929,684
Microchip Technology, Inc.	146,460	4,078,911
NetLogic Microsystems, Inc. (a)	14,700	422,919
Samsung Electronics Co. Ltd., GDR	28,651	9,347,389
Silicon Laboratories, Inc. (a)	68,710	3,121,495
Stratasys, Inc. (a)	42,110	979,479

		$28,893,372

Internet – 8.4%
Google, Inc., “A” (a)	14,535	$7,052,091
OpenTable, Inc. (a)	89,000	3,678,370
Tencent Holdings Ltd.	106,200	2,048,603

		$12,779,064

Leisure & Toys – 2.2%
THQ, Inc. (a)	552,040	$3,312,240

Medical & Health Technology & Services – 2.1%
MedAssets, Inc. (a)	140,040	$3,177,508

Network & Telecom – 12.7%
Cisco Systems, Inc. (a)	428,720	$9,929,155
Fortinet, Inc. (a)	69,100	1,127,712
Juniper Networks, Inc. (a)	110,170	2,932,725

1

MFS Technology Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – continued
Riverbed Technology, Inc. (a)	76,550	$2,046,182
Tellabs, Inc.	371,800	3,346,200

		$19,381,974

Telephone Services – 1.9%
Cogent Communications Group, Inc. (a)	104,160	$942,648
Qwest Communications International, Inc.	214,020	1,121,465
Virgin Media, Inc.	48,200	778,912

		$2,843,025

Total Common Stocks		$148,055,027

Convertible Bonds – 2.3%
Computer Software – 1.2%
Verisign, Inc., 3.25%, 2037	$1,960,000	$1,832,600

Leisure & Toys – 1.1%
THQ, Inc., 5%, 2014 (z)	$1,760,000	$1,713,800

Total Convertible Bonds		$3,546,400

Money Market Funds (v) – 0.1%
MFS Institutional Money Market Portfolio, 0.24%, at Net Asset Value	226,126	$226,126

Collateral for Securities Loaned – 1.6%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	2,378,599	$2,378,599

Total Investments		$154,206,152

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Written – 0.0%
Apple, Inc. - June 2010 @ $270	(31)	$(10,695)
Apple, Inc. - June 2010 @ $280	(30)	(4,410)
Google, Inc. “A” - June 2010 @ $540	(30)	(3,450)
Intel Corp. - June 2010 @ $23	(535)	(6,420)
MicroStrategy, Inc. - June 2010 @ $80	(112)	(17,920)

Total Call Options Written		$(42,895)

Put Options Written – 0.0%
Acme Packet, Inc. - June 2010 @ $22.50	(282)	$(1,410)

Issuer	Shares/Par
Securities Sold Short – (0.6)%
Internet – (0.6)%
Ancestry.com, Inc. (a)	(54,600)	$(921,102)
Other Assets, Less Liabilities – (0.6)%		(906,562)

Net Assets – 100.0%		$152,334,183

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and written options. At May 31, 2010, the value of the securities pledged amounted to $920,231.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
THQ, Inc., 5%, 2014	7/30/09 -12/08/09	$1,752,272	$1,713,800

% of Net Assets			1.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Technology Fund

Supplemental Information (Unaudited) 5/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$148,055,027	$—	$—	$148,055,027
Corporate Bonds	—	3,546,400	—	3,546,400
Mutual Funds	2,604,725	—	—	2,604,725

Total Investments	$150,659,752	$3,546,400	$—	$154,206,152

Short Sales	$(921,102)	$—	$—	$(921,102)

Other Financial Instruments
Written Options	$(44,305)	$—	$—	$(44,305)

3

MFS Technology Fund

Supplemental Information (Unaudited) 5/31/10 – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$157,267,018

Gross unrealized appreciation	$8,223,574
Gross unrealized depreciation	(11,284,440)

Net unrealized appreciation (depreciation)	$(3,060,866)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,364,705	47,902,759	(50,041,338)	226,126

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,697	$226,126

4

MFS® Value Fund

5/31/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace – 9.6%
Honeywell International, Inc.	3,341,450	$142,913,814
Lockheed Martin Corp.	7,036,397	562,348,848
Northrop Grumman Corp.	4,641,215	280,747,095
United Technologies Corp.	4,285,707	288,770,938

		$1,274,780,695

Alcoholic Beverages – 1.3%
Diageo PLC	10,983,289	$168,335,438

Apparel Manufacturers – 1.3%
NIKE, Inc., “B”	2,447,140	$177,123,993

Automotive – 0.3%
Johnson Controls, Inc.	1,516,575	$43,267,885

Broadcasting – 2.7%
Omnicom Group, Inc.	3,644,900	$138,323,955
Walt Disney Co.	6,415,767	214,414,933

		$352,738,888

Business Services – 3.7%
Accenture Ltd., “A”	6,757,040	$253,524,141
Dun & Bradstreet Corp.	1,120,105	81,756,464
MasterCard, Inc., “A”	384,780	77,637,061
Western Union Co.	4,796,000	76,544,160

		$489,461,826

Chemicals – 2.1%
3M Co.	1,746,053	$138,479,463
PPG Industries, Inc.	2,097,877	134,410,979

		$272,890,442

Computer Software – 1.7%
Oracle Corp.	9,832,193	$221,912,596

Computer Software - Systems – 1.9%
Hewlett-Packard Co.	942,360	$43,357,984
International Business Machines Corp.	1,704,832	213,547,256

		$256,905,240

Construction – 2.0%
Pulte Homes, Inc. (a)	4,274,615	$47,619,211
Sherwin-Williams Co.	1,919,455	147,087,837
Stanley Black & Decker, Inc.	1,231,869	68,725,972

		$263,433,020

Consumer Products – 1.0%
Kimberly-Clark Corp.	441,340	$26,789,338
Procter & Gamble Co.	1,777,059	108,560,534

		$135,349,872

Consumer Services – 0.1%
Apollo Group, Inc., “A” (a)	339,225	$18,033,201

Electrical Equipment – 0.6%
Danaher Corp.	921,130	$73,119,299

Electronics – 1.5%
Intel Corp.	9,413,397	$201,634,964

Energy - Independent – 3.9%
Apache Corp.	2,091,600	$187,281,864
Devon Energy Corp.	1,914,817	122,261,065
EOG Resources, Inc.	1,134,220	118,911,625

1

MFS Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Occidental Petroleum Corp.	1,139,832	$94,047,538

		$522,502,092

Energy - Integrated – 6.9%
Chevron Corp.	3,927,694	$290,138,756
ConocoPhillips	996,140	51,659,820
Exxon Mobil Corp.	3,552,405	214,778,406
Hess Corp.	3,005,750	159,905,900
TOTAL S.A., ADR (l)	4,126,954	192,439,865

		$908,922,747

Food & Beverages – 4.5%
General Mills, Inc.	1,550,900	$110,470,607
J.M. Smucker Co.	888,127	49,042,373
Kellogg Co.	2,578,211	137,753,814
Nestle S.A.	3,573,729	162,027,601
PepsiCo, Inc.	2,240,633	140,913,409

		$600,207,804

Food & Drug Stores – 0.7%
CVS Caremark Corp.	2,730,002	$94,539,969

General Merchandise – 0.6%
Wal-Mart Stores, Inc.	1,673,250	$84,599,520

Insurance – 7.6%
ACE Ltd.	712,240	$35,013,718
Allstate Corp.	4,003,848	122,637,864
Aon Corp.	2,824,530	111,484,199
Chubb Corp.	1,772,085	89,029,550
MetLife, Inc.	8,768,323	355,029,398
Prudential Financial, Inc.	2,750,532	158,733,202
Travelers Cos., Inc.	2,649,403	131,065,966

		$1,002,993,897

Leisure & Toys – 0.5%
Hasbro, Inc.	1,612,670	$64,748,701

Machinery & Tools – 0.6%
Eaton Corp.	1,220,237	$85,355,578

Major Banks – 14.6%
Bank of America Corp.	14,589,940	$229,645,656
Bank of New York Mellon Corp.	13,859,208	376,970,458
Goldman Sachs Group, Inc.	2,759,165	398,037,143
JPMorgan Chase & Co.	8,703,410	344,480,968
PNC Financial Services Group, Inc.	2,308,462	144,855,991
Regions Financial Corp.	2,687,630	20,506,617
State Street Corp.	4,104,605	156,672,773
Wells Fargo & Co.	9,423,517	270,360,703

		$1,941,530,309

Medical Equipment – 3.7%
Becton, Dickinson & Co.	1,663,445	$118,603,629
Medtronic, Inc.	4,419,760	173,166,197
St. Jude Medical, Inc. (a)	2,098,760	78,367,698
Thermo Fisher Scientific, Inc. (a)	989,275	51,501,657
Waters Corp. (a)	1,046,180	71,600,559

		$493,239,740

Network & Telecom – 0.5%
Cisco Systems, Inc. (a)	2,661,310	$61,635,940

2

MFS Value Fund

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 1.6%
National Oilwell Varco, Inc.	2,671,720	$101,872,684
Noble Corp.	1,116,000	32,442,120
Transocean, Inc. (a)	1,319,870	74,929,020

		$209,243,824

Other Banks & Diversified Financials – 0.4%
Northern Trust Corp.	997,902	$50,703,401

Pharmaceuticals – 7.8%
Abbott Laboratories	5,455,510	$259,464,056
GlaxoSmithKline PLC	3,178,882	53,431,633
Johnson & Johnson	6,346,807	370,018,848
Merck & Co., Inc.	1,774,427	59,780,446
Pfizer, Inc.	16,005,748	243,767,542
Roche Holding AG	302,475	41,533,881

		$1,027,996,406

Railroad & Shipping – 0.5%
Canadian National Railway Co.	1,134,160	$65,066,759

Specialty Chemicals – 0.9%
Air Products & Chemicals, Inc.	1,822,080	$125,832,845

Specialty Stores – 1.4%
Advance Auto Parts, Inc.	1,721,710	$89,115,710
Home Depot, Inc.	1,266,040	42,868,114
Staples, Inc.	2,284,685	49,166,421

		$181,150,245

Telecommunications - Wireless – 1.5%
Vodafone Group PLC	96,859,213	$194,393,844

Telephone Services – 3.2%
AT&T, Inc.	17,585,512	$427,327,942

Tobacco – 3.3%
Altria Group, Inc.	3,473,655	$70,480,460
Philip Morris International, Inc.	8,259,679	364,417,037

		$434,897,497

Utilities - Electric Power – 4.3%
Dominion Resources, Inc.	4,426,285	$172,448,064
Entergy Corp.	693,785	52,082,440
NextEra Energy, Inc.	1,431,947	71,497,114
PG&E Corp.	2,956,438	122,692,177
PPL Corp.	2,421,432	62,497,160
Public Service Enterprise Group, Inc.	3,057,073	93,638,146

		$574,855,101

Total Common Stocks		$13,100,731,520

Money Market Funds (v) – 1.2%
MFS Institutional Money Market Portfolio, 0.24%, at Net Asset Value	162,222,807	$162,222,807

Collateral for Securities Loaned – 1.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	140,485,793	$140,485,793

Total Investments		$13,403,440,120

Other Assets, Less Liabilities – (1.1)%		(140,737,094)

Net Assets – 100.0%		$13,262,703,026

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Value Fund

Supplemental Information (Unaudited) 5/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$13,100,731,520	$—	$—	$13,100,731,520
Mutual Funds	302,708,600	—	—	302,708,600

Total Investments	$13,403,440,120	$—	$—	$13,403,440,120

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$12,466,290,193

Gross unrealized appreciation	$1,301,520,698
Gross unrealized depreciation	(364,370,771)

Net unrealized appreciation (depreciation)	$937,149,927

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

MFS Value Fund

Supplemental Information (Unaudited) 5/31/10 - continued

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Porfolio	136,700,516	2,330,322,281	(2,304,799,990)	162,222,807

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$223,383	$162,222,807

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 19, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 19, 2010

*	Print name and title of each signing officer under his or her signature.